AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 27, 2011.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 222	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 223	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Dechert LLP
(Name and Address of Agent for Service)	1095 Avenue of the Americas
New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on June 24, 2011 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 150 to its Registration Statement until June 24, 2011. Post-Effective Amendment No. 162 to the Trust’s Registration Statement relates to the PowerShares Intermediate Build America Bond Portfolio, which was created pursuant to Post-Effective Amendment No. 150 to the Trust’s Registration Statement filed on June 3, 2010.  The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 162, 167, 171, 176, 181, 186, 193, 202, 209, 215 and 222 to the Trust’s Registration Statement filed on August 17, 2010, September 16, 2010, October 15, 2010, November 12, 2010, December 10, 2010, January 7, 2011, February 4, 2011, March 4, 2011, April 1, 2011, April 29, 2011 and May 27, 2011, respectively.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 150 under the Securities Act of 1933 and Amendment No. 151 under the Investment Company Act of 1940, filed on June 3, 2010, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 27th day of May, 2011.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	May 27, 2011
Andrew Schlossberg

/s/ Bruce T. Duncan	Treasurer and Secretary	May 27, 2011
Bruce T. Duncan

*/s/ H. Bruce Bond	Chairman and Trustee	May 27, 2011
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	May 27, 2011
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	May 27, 2011
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	May 27, 2011
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	May 27, 2011
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	May 27, 2011
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	May 27, 2011
Donald S. Wilson

*By: /s/ Stuart M. Strauss		May 27, 2011
Stuart M. Strauss
Attorney-In-Fact